Note 3 - Discontinued Operations (Tables) (License and Management Services [Member])	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Note 3 - Discontinued Operations (Tables) [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Three months ended
	March 31,
	(unaudited)
	2015	2014
(in thousands)
Revenues	$-	$19

Expenses
Cost of license and management services	$-	$68
General and administrative expenses
Salaries and benefits	-	96
Other expenses	-	72
Depreciation and amortization	-	4
Total expenses	$-	$240
Loss from discontinued operations	$-	$(221)

Income Statement Items [Member]
Note 3 - Discontinued Operations (Tables) [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Twelve months ended
	December 31,
(in thousands)	2014	2013

Revenues	$25	$112

Expenses
Cost of license and management services	$55	$235
General and administrative expenses
Salaries and benefits	96	465
Other expenses	83	225
Impairment losses	-	795
Depreciation and amortization	4	147
Total expenses	$238	$1,867

Loss from discontinued operations	$(213)	$(1,755)

Balance Sheet Items [Member]
Note 3 - Discontinued Operations (Tables) [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
	December 31	December 31,
(in thousands)	2014	2013
Cash and cash equivalents	$-	$24
Receivables, net	-	24
Total assets	$-	$48

Accounts payable	-	25
Intercompany Payable	-	13,119
Total liabilities	$-	$13,144

Net assets (liabilities) of discontinued operations	$-	$(13,096)